CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]	Reserves [Member]	Deficit [Member]	Total
Balance opening at Dec. 31, 2023	$ 303,323	$ 12,930	$ (63,366)	$ 252,887
Balance opening (shares) at Dec. 31, 2023	90,877,231
Conversion of loan payable	$ 1,109			$ 1,109
Conversion of loan payable (shares)	429,800			429,800
Private placement	$ 719			$ 719
Private placement (Shares)	250,000			250,000
Exercise of stock options	$ 946	(790)		$ 156
Exercise of stock options (shares)	213,717
Shares issued on vesting of restricted share units	$ 1,751	(1,751)
Shares issued on vesting of restricted share units (shares)	305,690
Share-based payments - stock options		926		926
Share-based payments - restricted share units		1,706		1,706
Loss for the year			(5,476)	(5,476)
Balance ending at Dec. 31, 2024	$ 307,848	13,021	(68,842)	$ 252,027
Balance ending (shares) at Dec. 31, 2024	92,076,438			92,076,438
Conversion of loan payable	$ 1,043			$ 1,043
Conversion of loan payable (shares)	412,088			412,088
Exercise of stock options	$ 207	(207)
Exercise of stock options (shares)	78,262
Shares issued on vesting of restricted share units	$ 1,367	(1,367)
Shares issued on vesting of restricted share units (shares)	332,660
Share-based payments - stock options		1,074		$ 1,074
Share-based payments - restricted share units		1,850
Loss for the year			(4,241)	(4,241)
Balance ending at Dec. 31, 2025	$ 310,465	$ 14,371	$ (73,083)	$ 251,753
Balance ending (shares) at Dec. 31, 2025	92,899,448			92,899,448